LEASES - Schedule of Future Minimum Lease Payments Under Operating Leases (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Operating Lease Liabilities, Payments Due [Abstract]
2020 (excluding the six months ended June 30, 2020)	$ 61
2021	99
2022	72
2023	54
2024	39
2025 and thereafter	119
Total future minimum lease payments	444
Less: Interest	48
Operating lease liabilities	$ 396	$ 449